Commitments and Contingencies:	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure
Commitments and Contingencies:
8. Commitments and Contingencies:

(a) Long-term time charters:

In January 2016, the Partnership, through its wholly owned vessel owning subsidiaries, entered into long-time charter contracts with Yamal Trade Pte. (“Yamal”) for the employment of the Lena River and the Yenisei River. Each of the new charters has an initial term of 15 years, which may be extended by the charterer for three consecutive periods of up to five years each. The charter parties provide for a daily charter hire rate, comprised of a fixed “capex element” and a variable “opex element”. In each successive year, the opex element will be subject to adjustment, based on the vessel's budgeted operating expenditures for the relevant year. The vessels are expected to commence employment between January 1, 2019 and June 30, 2020. Each of these time charter contracts is subject to the satisfaction of important conditions, which, if not satisfied, or waived by the charterer, may result in their cancellation before or after the charter term commences, in which case the Partnership will not receive the contracted revenues thereunder.
Further, in March 2016, the Partnership, through one of its wholly owned vessel owning subsidiaries, entered into a time charter contract with Gazprom Marketing and Trading Singapore Pte. Ltd., an affiliate of Gazprom Global LNG Limited, for the Ob River, for a firm charter period of 10 years. Concurrently with the entering into the new Ob River charter, the Partnership amended its existing charter for the Ob River, to extend its firm duration from the third quarter of 2017 to the second quarter of 2018, on identical terms, at which time the New Ob River Charter will take effect.
The Partnership's future minimum contractual charter revenues under its long-term time charter contracts as of June 30, 2016, gross of brokerage commissions, including the above discussed charters for the Lena River and the Yenisei River with Yamal and without taking into consideration any assumed off-hire (including those arising out of periodical class survey requirements), are as analyzed below:

Period/ Year ending December 31,	Amount
2016 (period)	$89,783
2017	155,934
2018	103,558
2019	85,545
2020	99,417
2021 and thereafter	1,030,861
Total	$1,565,098

(b) Other:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements. The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements. The Partnership is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(c) Technical and Commercial Management Agreement:

As further disclosed in Note 3, the Partnership has contracted the commercial, administrative and technical management of its vessels to Dynagas. For the commercial services provided under this agreement the Partnership pays a commission of 1.25% over the charter-hire revenues arranged by the Manager, which will survive the termination of the agreement under all circumstances until the termination of each charter party in force at the time of termination. The estimated commission payable to the Manager over the minimum contractual charter revenues, discussed under (a) above, is $19,564. For vessel administrative and technical management fees the Partnership currently pays a daily management fee of $2.7 per vessel (Note 3(a)). Such management fees for the period from July 1, 2016 to the expiration of the agreements on December 31, 2020, adjusted annually for 3% inflation as per agreement, are estimated to be $28,814 and are analyzed as follows:

Period/ Year ending December 31,	Amount
2016 (period)	$3,016
2017	6,162
2018	6,347
2019	6,537
2020	6,752
Total	$28,814